UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21872

MUTUAL FUND SERIES TRUST

(Exact name of registrant as specified in charter)

630 Fitzwatertown Road Willow Grove, PA 19090-1904
(Address of principal executive offices) (Zip code)

Matrix 360 Administration, LLC.

630 Fitzwatertown Road

Building A, 2nd Floor

Willow Grove, PA    19090-1904

(Name and address of agent for service)

Registrant's telephone number, including area code:  1.866.447.4228

Date of fiscal year end:   09/30/2012

Date of reporting period: 12/31/2011

Item 1.

Schedule of Investments (Unaudited)

The Trust’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

DELUX ALL CAP STOCK FUND
SCHEDULE OF INVESTMENTS

December 31, 2011(Unaudited)

COMMON STOCK - (86.54%)	Shares	Value

Aerospace & Defense - (1.55%)
Goodrich Corp.	355	$43,914
Triumph Group, Inc.	845	49,390
		93,304
Agriculture - (1.48%)
Lorillard, Inc.	395	45,030
Universal Corp.	958	44,030
		89,060
Apparel - (0.76%)
Oxford Industries, Inc.	1,014	45,752

Banks - (3.37%)
Chemical Financial Corp.	2,089	44,537
Columbia Banking System, Inc.	2,316	44,629
Enterprise Financial Services Corp.	2,780	41,144
S&T Bancorp, Inc.	2,570	50,244
Texas Capital Bancshares, Inc. *	731	22,376
		202,930
Beverages - (0.74%)
Peet’s Coffee & Tea, Inc. *	711	44,565

Biotechnology - (3.21%)
Alexion Pharmaceuticals, Inc. *	727	51,980
Celgene Corp. *	657	44,413
Cubist Pharmaceuticals, Inc. *	1,101	43,622
United Therapeutics Corp. *	1,123	53,062
		193,077
Chemicals - (2.45%)
American Vanguard Corp.	3,167	42,248
Terra Nitrogen Co. L.P.	319	53,468
W.R. Grace & Co. *	1,123	51,568
		147,284
Commercial Services - (8.39%)
Accretive Health, Inc. *	2,164	49,729
Alliance Data Systems Corp. *	417	43,301
Bridgepoint Education, Inc. *	2,268	52,164
Cardtronics, Inc. *	1,618	43,783
Heartland Payment Systems, Inc.	1,849	45,042
Huron Consulting Group, Inc. *	1,288	49,897
Macquarie Infrastructure Co. LLC	1,598	44,664
McGrath Rent Corp.	1,532	44,413
Multi - Color Corp.	1,671	42,995
On Assignment, Inc. *	4,019	44,932
Visa, Inc.	433	43,962
		504,882

The accompanying notes are an integral part of this schedule of investments.

DELUX ALL CAP STOCK FUND
SCHEDULE OF INVESTMENTS

December 31, 2011(Unaudited)

COMMON STOCK - (86.54%)(continued)	Shares	Value

Computers - (1.50%)
Datalink Corp. *	5,544	$ 45,794
Super Micro Computer, Inc. *	2,834	44,437
		90,231
Distribution & Wholesale - (0.84%)
Fastenal Co.	1,158	50,500

Diversified Financial Services - (2.38%)
MarketAccess Holdings, Inc.	1,608	48,417
Ocwen Financial Corp. *	3,464	50,159
WisdomTree Investments, Inc. *	7,425	44,921
		143,497
Electrical Components & Equipments - (0.81%)
Coleman Cable, Inc. *	5,618	48,877

Electronics - (0.73%)
Honeywell International, Inc.	807	43,860

Engineering & Construction - (0.71%)
Exponent, Inc. *	926	42,568

Entertainment - (0.84%)
Multimedia Games Holding Co., Inc. *	6,377	50,633

Environmental Control - (1.66%)
Clean Harbors, Inc. *	808	51,494
Heckmann Corp. *	7,309	48,605
		100,099
Food - (0.75%)
B&G Foods, Inc.	1,866	44,915

Forest Products & Paper - (0.77%)
Buckeye Technologies, Inc.	1,389	46,448

Gas - (1.69%)
NiSource, Inc.	2,185	52,025
Southern Union Co.	1,187	49,984
		102,009
Healthcare - Products - (3.23%)
Cepheid, Inc. *	1,328	45,697
Intuitive Surgical, Inc. *	113	52,320
Rochester Medical Corp. *	6,353	52,666
SonoSite, Inc. *	814	43,842
		194,525
The accompanying notes are an integral part of this schedule of investments.

DELUX ALL CAP STOCK FUND
SCHEDULE OF INVESTMENTS

December 31, 2011(Unaudited)

COMMON STOCK - (86.54%) (continued)	Shares	Value

Healthcare - Services - (2.37%)
Aetna, Inc.	1,056	$ 44,553
Air Methods Corp. *	579	48,897
Centene Corp. *	1,245	49,289
		142,739
Holding Companies-Diversified - (0.83%)
Primoris Services Corp.	3,339	49,851

Home Furnishings - (0.88%)
Select Comfort Corp. *	386	8,372
Tempur-Pedic International, Inc. *	850	44,651
		53,023
Insurance - (1.47%)
Crawford & Co.	7,277	44,826
RLI Corp.	595	43,352
White Mountains Insurance Group Ltd.	1	453
		88,631
Internet - (4.82%)
AOL, Inc. *	3,398	51,310
HealthStream, Inc. *	2,742	50,590
IAC/InterActiveCorp.	1,042	44,389
NIC, Inc.	3,827	50,937
Rackspace Hosting, Inc. *	118	5,075
Stamps.com, Inc. *	1,674	43,742
Websense, Inc. *	2,373	44,446
		290,489
Iron & Steel - (0.82%)
Carpenter Technology Corp.	955	49,163

Lodging - (0.88%)
Melco Crown Entertainment Ltd. – ADR *	5,489	52,804

Media - (1.59%)
Liberty Media Corp. - Liberty Capital *	572	44,645
Outdoor Channel Holdings, Inc.	6,886	51,369
		96,014
Mining - (0.75%)
United States Lime & Minerals, Inc. *	752	45,203

Miscellaneous Manufacturing - (0.57%)
Tredegar Corp.	1,553	34,492

The accompanying notes are an integral part of this schedule of investments.

DELUX ALL CAP STOCK FUND
SCHEDULE OF INVESTMENTS

December 31, 2011(Unaudited)

COMMON STOCK - (86.54%) (continued)	Shares	Value

Oil & Gas - (7.34%)
Alon USA Energy, Inc.	5,721	$ 49,830
Apco Oil and Gas International, Inc.	519	42,413
CVR Energy, Inc. *	2,722	50,983
Delek US Holdings, Inc.	4,618	52,691
EV Energy Partner L.P.	769	50,677
HollyFrontier Corp.	1,940	45,396
Parker Drilling Co. *	7,011	50,269
Tesoro Corp. *	1,966	45,926
Western Refining, Inc.	4,024	53,479
		441,664
Pharmaceuticals - (0.75%)
Jazz Pharmaceuticals, Inc. *	1,173	45,313

Pipelines - (2.60%)
El Paso Corp.	1,962	52,130
ONEOK Partners L.P.	881	50,869
Sunoco Logistics Partners L.P.	1,354	53,348
		156,347
Real Estate Investments Trusts - (6.46%)
American Campus Communities, Inc.	1,220	51,191
Coresite Realty Corp.	2,801	49,914
CreXus Investment Corp.	4,786	49,679
Digital Realty Trust, Inc.	656	43,736
PennyMac Mortgage Investment Trust	2,981	49,544
Post Properties, Inc.	1,013	44,288
Simon Property Group, Inc.	393	50,673
Taubman Centers, Inc.	799	49,618
		388,643
Retail - (7.59%)
99 Cents Only Stores *	2,286	50,178
Body Central Corp. *	1,859	46,401
Buffalo Wild Wings, Inc. *	766	51,713
GNC Holdings, Inc. *	1,738	50,315
Lululemon Athletica, Inc. *	1,072	50,019
Men's Wearhouse, Inc.\The	1,351	43,786
Ross Stores, Inc.	1,469	69,822
Sally Beauty Holdings, Inc. *	2,072	43,781
Starbucks Corp.	1,111	51,117
Tractor Supply Co.	1	70
		457,202
Savings & Loans - (0.85%)
Berkshire Hills Bancorp, Inc.	2,309	51,237

The accompanying notes are an integral part of this schedule of investments.

DELUX ALL CAP STOCK FUND
SCHEDULE OF INVESTMENTS

December 31, 2011(Unaudited)

COMMON STOCK - (86.54%) (continued)	Shares	Value

Semiconductors - (1.86%)
ARM Holdings PLC -ADR	1,843	$ 50,996
Ceva, Inc. *	1,711	51,775
Silicon Motion Technology Corp. - ADR *	454	9,298
		112,069
Software - (2.90%)
Guidance Software, Inc. *	6,953	45,055
Konami Corp.	1,521	45,554
Nuance Communications, Inc. *	1,723	43,351
Opnet Technologies, Inc.	1,116	40,924
		174,884
Transportation - (1.70%)
Forward Air Corp.	1,522	48,780
Universal Truckload Services, Inc.	2,962	53,760
		102,540
Trucking & Leasing - (1.65%)
Amerco, Inc.	4	354
Fly Leasing Ltd.	3,754	47,000
Textainer Group Holdings Ltd.	1,782	51,892
		99,246

TOTAL COMMON STOCK (Cost $5,086,582)		5,210,570

TOTAL INVESTMENTS - (Cost $5,086,582) - 86.54%		$ 5,210,570

TOTAL INVESTMENTS SOLD
SHORT (Proceeds $1,781,061) - (29.39%)		(1,769,713)

OTHER ASSETS IN EXCESS OF LIABILITIES, NET - 42.85%		2,580,040

NET ASSETS - 100%		$ 6,020,897

INVESTMENTS SOLD SHORT - (29.39%)

COMMON STOCK - (29.39%)

Aerospace&Defense -(1.75%)
Rockwell Collins, Inc.	1,900	$ 105,203

Apparel - (1.62%)
Iconix Brand Group, Inc. *	6,000	97,740

Banks - (1.64%)
Bancorp South, Inc.	8,964	98,783

The accompanying notes are an integral part of this schedule of investments.

DELUX ALL CAP STOCK FUND
SCHEDULE OF INVESTMENTS

December 31, 2011(Unaudited)

COMMON STOCK - (29.39%) (continued)	Shares	Value

Biotechnology - (1.61%)
Medicines Co.*	5,200	$ 96,928

Commercial Services - (1.75%)
Accretive Health, Inc. *	2,100	48,258
Stantec, Inc. *	2,100	56,910
		105,168
Distribution&Wholesale - (1.64%)
United Stationers, Inc.	3,040	98,982

Electrical Components & Equipments - (0.99%)
Suntech Power Holdings Co Ltd. - ADR *	27,000	59,670

Engineering & Construction - (1.69%)
Aecom Technology Corp. *	4,948	101,780

Healthcare-Products - (1.68%)
STERIS Corp.	3,400	101,388

Healthcare-Services - (1.70%)
ICON PLC- ADR *	6,000	102,660

Insurance - (0.95%)
Amtrust Financial Services, Inc.	2,400	57,000

Internet - (1.63%)
Ancestry.com, Inc. *	4,277	98,200

Machinery-Diversified - (2.39%)
Flowserve Corp.	500	49,660
Middleby Corp. *	1,000	94,040
		143,700
Packaging & Containers - (1.67%)
Greif, Inc.	2,202	100,301

Semiconductors - (1.68%)
First Solar, Inc. *	3,000	101,280

Software - (1.67%)
Medidata Solutions, Inc. *	4,625	100,594

The accompanying notes are an integral part of this schedule of investments.

DELUX ALL CAP STOCK FUND
SCHEDULE OF INVESTMENTS

December 31, 2011(Unaudited)

COMMON STOCK - (29.39%) (continued)	Shares	Value

Telecommunications - (3.33%)
Acme Packet, Inc. *	3,204	$ 99,036
Telefonaktiebolaget LM Ericsson - ADR	10,000	101,300
		200,336

TOTAL COMMON STOCK (Proceeds $1,781,061)		$ 1,769,713

TOTAL INVESTMENTS SOLD SHORT (Proceeds $1,781,061)		$ 1,769,713

* Non-income producing security
ADR - American Depository Receipt
PLC - Public Liability Company

The accompanying notes are an integral part of this schedule of investments.

DELUX ALL CAP STOCK FUND

NOTES TO SCHEDULE OF INVESTMENTS

December 31, 2011 (Unaudited)

(1)

INVESTMENT VALUATION

The net asset values per share of the Fund are determined as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern Time) on each day when the NYSE is open for trading. Securities for which market quotations are available are valued as follows: (a) each listed security is valued at its closing price obtained from the respective primary exchange on which the security is listed, or, if there were no sales on that day, at its last reported current bid price; (b) each unlisted security is valued at the last current bid price obtained from the NASDAQ System; (c) United States Government and agency obligations are valued based upon bid quotations from the Federal Reserve Bank for identical or similar obligations; (d) short-term money market instruments (such as certificates of deposit, bankers’ acceptances and commercial paper) are most often valued by bid quotations or by reference to bid quotations of available yields for similar instruments of issuers with similar credit ratings. All these prices are obtained from services, which collect and disseminate such market prices. Bid quotations for short-term money market instruments reported by such a service are the bid quotations reported to it by the major dealers. Short-term securities with remaining maturities of sixty days or less for which market quotations and information pricing services are not readily available are valued either at amortized cost or at original cost plus accrued interest, both of which approximate current value. When approved by the Trustees, certain securities may be valued on the basis of valuations provided by an independent pricing service when such prices the Trustees believe reflect the fair value of such securities. In the absence of an ascertainable market value, or if an event occurs after the close of trading on the domestic or foreign exchange or market on which the security is principally traded (but prior to the time the NAV is calculated) that materially affects fair value, assets are valued at their fair value as determined by the Advisor using methods and procedures reviewed and approved by the Trustees.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable. No single standard for determining fair value exists since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy under GAAP are described below:

Level 1 -

Quoted prices in active markets for identical securities

Level 2 -

Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 -

Significant unobservable inputs (including the Fund’s own assumptions in determining fair value investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

DELUX ALL CAP STOCK FUND

NOTES TO SCHEDULE OF INVESTMENTS

December 31, 2011 (Unaudited)

(1)

INVESTMENT VALUATION (continued)

The following is a summary of the valuation inputs, representing 100% of the Fund’s investments, used to value the Fund’s net assets and liabilities as of December 31, 2011:

Assets

		Level 2
Security Classifications (a)	Level 1	(Other Significant Observable Inputs)
	(Quoted Prices)		Total
Common Stock (b)	$5,210,570	$-	$5,210,570
Total	$5,210,570	$-	$5,210,570

Liabilities		Level 2
Security Classifications (a)	Level 1	(Other Significant Observable Inputs)
	(Quoted Prices)		Total
Common Stock (b)	$1,769,713	$-	$1,769,713
Total Liabilities level 1	$1,769,713	$-	$1,769,713

(a)As of December 31, 2011, the Fund held no securities that were considered to be “Level 3” securities (those valued using significant unobservable inputs). Therefore, no reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is presented.

(b)All common stock held by the Fund are Level 1 securities. For a detailed break-out of common stock by major industry classification, please refer to the Schedule of Investments.

During the period ended December 31, 2011, there were no transfers between Level 1 and Level 2 investments.

During the period ended December 31, 2011, no securities were valued in accordance with the Trust’s good faith pricing guidelines.

(2)

ACCOUNTING FOR OPTIONS

Accounting for Options - When a Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund.

The Advisor may use options strategies, such as puts and covered calls on individual securities, as well as options on securities indices, to generate income, to reduce portfolio volatility, or to reduce downside risk when the Advisor believes adverse market, political or other conditions are likely. The Advisor may also utilize a combination of puts and/or calls regarding the same security (sometimes referred to as “straddles,” “collars” or “spreads”) or utilize puts and calls on related securities. The Fund may purchase a call option on a stock (including securities of ETFs) it may purchase at some point in the future. When the Fund purchases an option, the premium paid is recorded as an asset. Each day the option contract is valued in accordance with the procedures for security valuation discussed above. When an offsetting option is written (a closing transaction) or the option contract expires, the Fund realizes a gain or loss and the asset representing such option contract is eliminated. When a put option is exercised, the Fund realizes a gain or loss from the sale of the underlying security and the proceeds of the sale are decreased by the premiums originally paid. When a call option is exercised, the Fund purchases the underlying security and the cost basis of such purchase is increased by the premium originally paid.

DELUX ALL CAP STOCK FUND

NOTES TO SCHEDULE OF INVESTMENTS

December 31, 2011 (Unaudited)

(2)

ACCOUNTING FOR OPTIONS (continued)

The effect of derivative instruments on the statement of operations for the period ended December 31, 2011 was as follows:

Derivatives not accounted for as hedging instruments under GAAP
	Location of Gain (Loss) on Derivatives recognized in income	Unrealized Gain (Loss) on Derivatives recognized in income

Call options written	Net realized gain on options written	$87,916
Put options written	Net realized gain on options written	39,160
Total		$127,076

(3)

OPTIONS RISK

There were no risks associated with the sale and purchase of call and put options. The seller (writer) of a call option which is covered (e.g., the writer holds the underlying security) assumes the risk of a decline in the market price of an underlying security below the purchase price of an underlying security less the premium received, and gives up the opportunity for gain on the underlying security above the exercise price of the option. The seller of an uncovered call option assumes the risk of a theoretical unlimited increase in the market price of an underlying security above the exercise price of the option. The securities necessary to satisfy the exercise of the call option may be unavailable for purchase except at much higher prices. Purchasing securities to satisfy the exercise of the call option can itself cause the price of securities to rise further, sometimes by a significant amount, thereby exacerbating the loss. The buyer of a call option assumes the risk of losing its entire premium invested in the call option. The seller (writer) of a put option which is covered (e.g., the writer has a short position in the underlying security) assumes the risk of an increase in the market price of the underlying security above the sales price (in establishing the short position) of the underlying security plus the premium received, and gives up the opportunity for gain on the underlying security below the exercise price of the option. The seller of an uncovered put option assumes the risk of a decline in the market price of the underlying security below the exercise price of the option. The buyer of a put option assumes the risk of losing his entire premium invested in the put option.

(4)

OPTIONS WRITTEN

A summary of option contracts written by the Fund during the period ended December 31, 2011 were as follows:

	Call Options

	Number of Options	Option Premiums
Options outstanding at beginning of period	-	$ -
Options written	2,600,320	105,596
Options covered	(2,600,000)	(13,170)
Options exercised	-	-
Options expired	(320)	(92,426)
Options outstanding at end of period	-	$ -

	PutOptions

	NumberofOptions	Option Premiums
Options outstanding at beginning of period	-	$-
Options written	35	61,580
Options covered	(35)	(61,580)
Options exercised	-	-
Options expired	-	-
Options outstanding at end of period	-	$ -

DELUX ALL CAP STOCK FUND

NOTES TO SCHEDULE OF INVESTMENTS

December 31, 2011 (Unaudited)

(5)

SHORT SALES

The Fund may sell securities short. A short sale is a transaction in which the Fund sells securities it does not own in anticipation of a decline in the market price of the securities. To deliver the securities to the buyer, the Fund must arrange through a broker to borrow the securities and, in so doing, the Fund becomes obligated to replace the securities borrowed at their market price at the time of replacement, whatever that price may be. The Fund will make a profit or incur a loss as a result of a short sale depending on whether the price of the securities decrease or increase between the date of the short sale and the date on which the Fund purchases the securities to replace the borrowed securities that have been sold.

(6)

TAX MATTERS

For U.S. federal income tax purposes, the cost of securities owned, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation (depreciation) of investments at December 31, 2011 for the Fund was as follows:

	Gross Unrealized	Gross Unrealized	Net Unrealized
Cost	Appreciation	Depreciation	Appreciation
$3,305,522	$162,361	$ 27,026	$ 135,335

(7)

RECENT ACCOUNTING PRONOUNCEMENTS

On May 12, 2011, the FASB issued an ASU modifying Topic 820, Fair Value Measurements and Disclosures. At the same time, the International Accounting Standards Board (“IASB”) issued International Financial Reporting Standard (“IFRS”) 13, Fair Value Measurements. The objective of the FASB and IASB is convergence of their guidance on fair value measurements and disclosures. Specifically, the ASU requires reporting entities to disclose i) the amounts of any transfers between Level 1 and Level 2, and the reasons for the transfers, ii) for Level 3 fair value measurements, a) quantitative information about significant unobservable inputs used, b) a description of the valuation processes used by the reporting entity and c) a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs if a change in those inputs might result in a significantly higher or lower fair value measurement. The effective date of the ASU is for interim and annual periods beginning after December 15, 2011. At this time, management is evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

Item 2.

Controls and Procedures.

(a)

The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) were effective, as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)

There were no changes to the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.

Exhibits.

(a)

A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b)

A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Mutual Fund Series Trust

By:	/s/ Christopher F. Anci
Name:	Christopher F. Anci
Title:	President
Date:	February 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Christopher F. Anci
Name:	Christopher F. Anci
Title:	President
Date:	February 29, 2012

By:	/s/ David F. Ganley
Name:	David F. Ganley
Title:	Treasurer
Date:	February 29, 2012